Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries and bonuses	$ 2,416,964	$ 1,973,250	$ 1,619,150
Stock-based compensation	310,806	192,160	105,896
Performance share units	97,853
Total	2,825,623	2,165,410	$ 1,725,046
Transactions with significant shareholder - Greybrook Health Inc
Trade and other payable for management services	$ 0	$ 71,286